Consolidated Statement of Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 24,449	€ 16,773		€ 17,954
Interest expense		10,466	5,655		6,405
Net interest income		13,983	11,117		11,548
Provision for credit losses		1,226	515		1,792
Net interest income after provision for credit losses		12,757	10,602		9,756
Commissions and fee income		9,838	10,934		9,424
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		2,962	3,139		2,332
Net gains (losses) on derecognition of financial assets measured at amortized cost		(2)	1		311
Net gains (losses) on financial assets at fair value through other comprehensive income		216	237		323
Net income (loss) from equity method investments		152	98		120
Other income (loss)		346	13	[2]	(48)	[2]
Total noninterest income		13,080	14,421		12,463
Compensation and benefits		10,712	10,418		10,471
General and administrative expenses		9,728	10,821		10,259
Impairment of goodwill and other intangible assets		68	5		0
Restructuring activities		(118)	261		485
Total noninterest expenses		20,390	21,505		21,216
Profit (loss) before income taxes		5,447	3,518		1,003
Income tax expense (benefit)		(107)	923		391
Profit (loss)		5,554	2,595		612
Profit (loss) attributable to noncontrolling interests		134	144		129
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 5,420	€ 2,451		€ 483

[1]	Interest and similar income included € 19.8 billion, € 13.4 billion and € 14.1 billion for the year ended December 31, 2022, 2021 and 2020, respectively, calculated based on effective interest method.
[2]